PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Cost:	$ 934	$ 823	$ 636
Less - accumulated depreciation and amortization	(472)	(403)	(354)
Net carrying amount	462	420	282
Depreciation of property, plant and equipment	69	89	91	89
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:			44
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	142	123	75
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	83	56	54
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	598	597	416
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 111	$ 47	$ 47